Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Advisor Government Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Government Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Government Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Government Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Government Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Government Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Government Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Government Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Government Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Government Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Government Income Fund - Class C | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class C | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class C | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Government Income Fund - Class C | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Government Income Fund - Class C | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Government Income Fund - Class C | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Advisor Government Income Fund - Class C | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Government Income Fund - Class C | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Government Income Fund - Class C | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class C | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Advisor Government Income Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Government Income Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Government Income Fund - Class C | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Government Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Intermediate Government Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	74.30%
Fidelity Intermediate Government Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Intermediate Government Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Intermediate Government Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Intermediate Government Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Intermediate Government Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Intermediate Government Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Intermediate Government Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Intermediate Government Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Intermediate Government Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Intermediate Government Income Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Intermediate Government Income Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity Intermediate Government Income Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Fidelity Intermediate Government Income Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	16.40%
Fidelity Intermediate Government Income Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	33.60%
Fidelity Intermediate Government Income Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
Fidelity Intermediate Government Income Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Intermediate Government Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Fidelity Intermediate Government Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Fidelity Intermediate Government Income Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Intermediate Government Income Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Intermediate Government Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Total Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Total Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Total Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Total Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Total Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Total Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fidelity Advisor Total Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Total Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Total Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Total Bond Fund - Class M | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Total Bond Fund - Class M | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class M | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Total Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class M | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Total Bond Fund - Class M | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total Bond Fund - Class M | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Total Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class M | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Total Bond Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Total Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Total Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Advisor Total Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Total Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Total Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Total Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Total Bond Fund - Class M | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Total Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total Bond Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class M | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class M | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Total Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Total Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Total Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Total Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Total Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Total Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Total Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Total Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Total Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fidelity Total Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Total Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Total Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Total Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Total Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Total Bond Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Total Bond Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Total Bond Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Total Bond Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Total Bond Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Total Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Total Bond Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Total Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Total Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Total Bond Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Total Bond Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Total Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Total Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Total Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Total Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Total Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Total Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Total Bond Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Total Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Total Bond Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Bond Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Bond Fund | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Bond Fund | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Bond Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Total Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Total Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Total Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Total Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Total Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Total Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fidelity Advisor Total Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Total Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Total Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Total Bond Fund - Class C | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Total Bond Fund - Class C | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class C | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Total Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class C | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Total Bond Fund - Class C | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total Bond Fund - Class C | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Total Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class C | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Total Bond Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Total Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Total Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Advisor Total Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Total Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Total Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Total Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Total Bond Fund - Class C | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Total Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total Bond Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class C | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class C | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Government Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Government Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Government Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Government Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Government Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Government Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Government Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Government Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Government Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Government Income Fund - Class M | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class M | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class M | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Government Income Fund - Class M | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Government Income Fund - Class M | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Government Income Fund - Class M | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Advisor Government Income Fund - Class M | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Government Income Fund - Class M | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Government Income Fund - Class M | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class M | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Advisor Government Income Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Government Income Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Government Income Fund - Class M | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Government Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Environmental Bond Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Environmental Bond Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Environmental Bond Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Environmental Bond Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Environmental Bond Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Environmental Bond Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Environmental Bond Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class C | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Advisor Environmental Bond Fund - Class C | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Environmental Bond Fund - Class C | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Environmental Bond Fund - Class C | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Environmental Bond Fund - Class C | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Environmental Bond Fund - Class C | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Environmental Bond Fund - Class C | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Environmental Bond Fund - Class C | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Environmental Bond Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Environmental Bond Fund - Class C | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Environmental Bond Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Environmental Bond Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Environmental Bond Fund - Class C | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class C | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class C | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Environmental Bond Fund - Class C | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Environmental Bond Fund - Class C | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Environmental Bond Fund - Class C | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Environmental Bond Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class C | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity Advisor Environmental Bond Fund - Class C | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Environmental Bond Fund - Class C | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class C | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Environmental Bond Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Environmental Bond Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Environmental Bond Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Environmental Bond Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Environmental Bond Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Environmental Bond Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Environmental Bond Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class M | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Advisor Environmental Bond Fund - Class M | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Environmental Bond Fund - Class M | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Environmental Bond Fund - Class M | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Environmental Bond Fund - Class M | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Environmental Bond Fund - Class M | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Environmental Bond Fund - Class M | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Environmental Bond Fund - Class M | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Environmental Bond Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Environmental Bond Fund - Class M | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Environmental Bond Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Environmental Bond Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Environmental Bond Fund - Class M | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class M | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class M | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Environmental Bond Fund - Class M | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Environmental Bond Fund - Class M | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Environmental Bond Fund - Class M | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Environmental Bond Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class M | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity Advisor Environmental Bond Fund - Class M | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Environmental Bond Fund - Class M | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class M | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Total Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Total Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Total Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Total Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Total Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Total Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fidelity Advisor Total Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Total Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Total Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Total Bond Fund - Class A | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Total Bond Fund - Class A | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class A | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Total Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class A | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Total Bond Fund - Class A | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total Bond Fund - Class A | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Total Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class A | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Total Bond Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Total Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Total Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Advisor Total Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Total Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Total Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Total Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Total Bond Fund - Class A | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Total Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total Bond Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class A | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class A | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Environmental Bond Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Environmental Bond Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Environmental Bond Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Environmental Bond Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Environmental Bond Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Environmental Bond Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Environmental Bond Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class A | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Advisor Environmental Bond Fund - Class A | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Environmental Bond Fund - Class A | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Environmental Bond Fund - Class A | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Environmental Bond Fund - Class A | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Environmental Bond Fund - Class A | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Environmental Bond Fund - Class A | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Environmental Bond Fund - Class A | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Environmental Bond Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Environmental Bond Fund - Class A | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Environmental Bond Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Environmental Bond Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Environmental Bond Fund - Class A | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class A | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Environmental Bond Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Environmental Bond Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Environmental Bond Fund - Class A | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Environmental Bond Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class A | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity Advisor Environmental Bond Fund - Class A | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Environmental Bond Fund - Class A | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class A | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Environmental Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Environmental Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Environmental Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Environmental Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Environmental Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Environmental Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Environmental Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Advisor Environmental Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Environmental Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Environmental Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Environmental Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Environmental Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Environmental Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Environmental Bond Fund - Class I | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Environmental Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Environmental Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Environmental Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Environmental Bond Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Environmental Bond Fund - Class I | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class I | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Environmental Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Environmental Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Environmental Bond Fund - Class I | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Environmental Bond Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity Advisor Environmental Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Environmental Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Environmental Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Advisor Environmental Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Advisor Environmental Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Environmental Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Advisor Environmental Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Environmental Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Environmental Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Environmental Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Advisor Environmental Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Environmental Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Environmental Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Advisor Environmental Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Advisor Environmental Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Environmental Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Environmental Bond Fund - Class Z | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Advisor Environmental Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Advisor Environmental Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Environmental Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Environmental Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Environmental Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Environmental Bond Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Environmental Bond Fund - Class Z | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Environmental Bond Fund - Class Z | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Advisor Environmental Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Environmental Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Advisor Environmental Bond Fund - Class Z | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Environmental Bond Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Environmental Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity Advisor Environmental Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Environmental Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Environmental Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Government Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Government Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Government Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Government Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Government Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Government Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Government Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Government Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Government Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Government Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Government Income Fund - Class Z | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class Z | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class Z | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Government Income Fund - Class Z | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Government Income Fund - Class Z | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Government Income Fund - Class Z | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Advisor Government Income Fund - Class Z | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Government Income Fund - Class Z | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Government Income Fund - Class Z | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class Z | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Advisor Government Income Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Government Income Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Government Income Fund - Class Z | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Government Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Government Income Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Government Income Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Government Income Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Government Income Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Government Income Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Government Income Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Government Income Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Government Income Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Government Income Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Government Income Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Government Income Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Government Income Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Government Income Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Government Income Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Government Income Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Government Income Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Government Income Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Government Income Fund | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Government Income Fund | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Government Income Fund | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Government Income Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Government Income Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Government Income Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Government Income Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Government Income Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Advisor Government Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Government Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Government Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Government Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Government Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Government Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Government Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Government Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Government Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Government Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Government Income Fund - Class I | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class I | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class I | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Government Income Fund - Class I | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Government Income Fund - Class I | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Government Income Fund - Class I | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Advisor Government Income Fund - Class I | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Government Income Fund - Class I | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Government Income Fund - Class I | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class I | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Advisor Government Income Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Government Income Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Government Income Fund - Class I | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Government Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Total Bond K6 Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Fidelity Total Bond K6 Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Fidelity Total Bond K6 Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Total Bond K6 Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Total Bond K6 Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Total Bond K6 Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Total Bond K6 Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Total Bond K6 Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Total Bond K6 Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Total Bond K6 Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Total Bond K6 Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	57.50%
Fidelity Total Bond K6 Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Fidelity Total Bond K6 Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Total Bond K6 Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Total Bond K6 Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Fidelity Total Bond K6 Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Total Bond K6 Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Total Bond K6 Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Total Bond K6 Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond K6 Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Total Bond K6 Fund | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond K6 Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	88.20%
Fidelity Total Bond K6 Fund | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Total Bond K6 Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Total Bond K6 Fund | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Total Bond K6 Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Total Bond K6 Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Total Bond K6 Fund | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Total Bond K6 Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Total Bond K6 Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Total Bond K6 Fund | BailiwickOfJerseyMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Total Bond K6 Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	37.40%
Fidelity Total Bond K6 Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Total Bond K6 Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	20.10%
Fidelity Total Bond K6 Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	25.50%
Fidelity Total Bond K6 Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Total Bond K6 Fund | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Total Bond K6 Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Total Bond K6 Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Total Bond K6 Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Bond K6 Fund | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Total Bond K6 Fund | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Total Bond K6 Fund | AAFixedIncomeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Total Bond K6 Fund | AAAlternativeFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Government Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	74.00%
Fidelity Series Government Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Fidelity Series Government Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series Government Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Government Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Government Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Series Government Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Series Government Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Fidelity Series Government Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Series Government Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Series Government Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Fidelity Series Government Bond Index Fund | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Series Government Bond Index Fund | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Series Government Bond Index Fund | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Series Government Bond Index Fund | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Series Government Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	96.70%
Fidelity Series Government Bond Index Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Series Government Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Government Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	26.90%
Fidelity Advisor Government Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.10%
Fidelity Advisor Government Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Fidelity Advisor Government Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	14.60%
Fidelity Advisor Government Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Government Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Government Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Government Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Government Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Government Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Government Income Fund - Class A | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class A | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class A | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Fidelity Advisor Government Income Fund - Class A | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	32.80%
Fidelity Advisor Government Income Fund - Class A | CD4Member
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Fidelity Advisor Government Income Fund - Class A | CD5Member
Holdings [Line Items]
Percent of Net Asset Value	18.60%
Fidelity Advisor Government Income Fund - Class A | CD6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Government Income Fund - Class A | CD7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Government Income Fund - Class A | CD8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class A | CD9Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Government Income Fund - Class A | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Fidelity Advisor Government Income Fund - Class A | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Government Income Fund - Class A | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	22.40%
Fidelity Advisor Government Income Fund - Class A | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Government Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Fidelity Environmental Bond Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Fidelity Environmental Bond Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity Environmental Bond Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Environmental Bond Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Environmental Bond Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Environmental Bond Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Environmental Bond Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Environmental Bond Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Environmental Bond Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Environmental Bond Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Environmental Bond Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	48.60%
Fidelity Environmental Bond Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Environmental Bond Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Environmental Bond Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	15.60%
Fidelity Environmental Bond Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity Environmental Bond Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Environmental Bond Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Environmental Bond Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Environmental Bond Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	82.60%
Fidelity Environmental Bond Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity Environmental Bond Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Environmental Bond Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Environmental Bond Fund | France
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Environmental Bond Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Environmental Bond Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Environmental Bond Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Environmental Bond Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Environmental Bond Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Environmental Bond Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	27.00%
Fidelity Environmental Bond Fund | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Environmental Bond Fund | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Fidelity Environmental Bond Fund | AAUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Environmental Bond Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Environmental Bond Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	44.00%
Fidelity Environmental Bond Fund | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Environmental Bond Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Environmental Bond Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Total Bond Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total Bond Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Total Bond Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Total Bond Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Total Bond Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Total Bond Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total Bond Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Total Bond Fund - Class Z | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fidelity Advisor Total Bond Fund - Class Z | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total Bond Fund - Class Z | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class Z | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Total Bond Fund - Class Z | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Total Bond Fund - Class Z | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Total Bond Fund - Class Z | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Total Bond Fund - Class Z | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class Z | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Total Bond Fund - Class Z | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class Z | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Total Bond Fund - Class Z | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total Bond Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total Bond Fund - Class Z | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Total Bond Fund - Class Z | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class Z | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Total Bond Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Total Bond Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Total Bond Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total Bond Fund - Class Z | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Advisor Total Bond Fund - Class Z | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Total Bond Fund - Class Z | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Total Bond Fund - Class Z | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Total Bond Fund - Class Z | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Total Bond Fund - Class Z | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Total Bond Fund - Class Z | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class Z | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total Bond Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class Z | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class Z | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Total Bond Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Fidelity Advisor Total Bond Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Total Bond Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Total Bond Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Total Bond Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Total Bond Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Total Bond Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Total Bond Fund - Class I | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	54.70%
Fidelity Advisor Total Bond Fund - Class I | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Advisor Total Bond Fund - Class I | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class I | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Total Bond Fund - Class I | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	16.30%
Fidelity Advisor Total Bond Fund - Class I | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Total Bond Fund - Class I | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Total Bond Fund - Class I | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class I | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Total Bond Fund - Class I | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Total Bond Fund - Class I | QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	86.30%
Fidelity Advisor Total Bond Fund - Class I | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Total Bond Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Total Bond Fund - Class I | Mexico
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Total Bond Fund - Class I | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Total Bond Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Total Bond Fund - Class I | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Total Bond Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Total Bond Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Total Bond Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Advisor Total Bond Fund - Class I | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	34.80%
Fidelity Advisor Total Bond Fund - Class I | AACMOsandOtherMortgageRelatedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Total Bond Fund - Class I | AAUSGovernmentAgencyMortgageSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	19.90%
Fidelity Advisor Total Bond Fund - Class I | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	27.70%
Fidelity Advisor Total Bond Fund - Class I | AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Fidelity Advisor Total Bond Fund - Class I | AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Total Bond Fund - Class I | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Total Bond Fund - Class I | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Total Bond Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class I | AAPurchasedSwaptionsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class I | AASupranationalObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Total Bond Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%